PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2017	December 31, 2016
Buildings and improvements	5-40	$84,740	$84,108
Equipment and computer related	2-10	10,445	12,286
Land	—	3,988	3,988
Construction in process	—	36	602
		99,209	100,984
Less: accumulated depreciation and amortization		(20,683)	(21,816)
Property and equipment, net		$78,526	$79,168

Buildings and improvements includes the capitalization of costs incurred for the respective certificates of need (the “CON”). For additional information on the CON amortization, see Note 6 - Intangible Assets and Goodwill.

For the three months ended March 31, 2017 and 2016, total depreciation was $0.7 million and $1.2 million, respectively.

PROPERTY AND EQUIPMENT
The following table sets forth the Company’s property and equipment excluding $1.2 million classified as assets held for sale at December 31, 2015:

		December 31,
(Amounts in 000's)	Estimated Useful Lives (Years)	2016	2015
Buildings and improvements	5 - 40	$84,108	$128,912
Equipment and computer related	2 - 10	12,286	16,469
Land	—	3,988	7,128
Construction in process	—	602	390
		100,984	152,899
Less: accumulated depreciation and amortization		(21,816)	(26,223)
Property and equipment, net		$79,168	$126,676

For the twelve months ended December 31, 2016 and 2015, total depreciation and amortization expense was $5.3 million and $7.3 million, respectively. There were no amounts of total depreciation and amortization expense recognized in Loss from discontinued operations, net of tax during the twelve month period ended December 31, 2016. Total depreciation and amortization expense excludes $0.1 million during the twelve month period ended December 31, 2015, that is recognized in Loss from discontinued operations, net of tax.

During the twelve months ended December 31, 2016, the Company recorded no impairments in Property and equipment, net. We recognized approximately $21.0 thousand impairment for an office located in Roswell, Georgia as part of the sale from amounts previously recorded in Assets of disposal group held for sale (see Note 11 - Discontinued Operations).

On October 6, 2016, the Company completed the sale of the Arkansas Facilities, together with substantially all of the fixtures, equipment, furniture and other assets relating to such facilities (see Note 11 - Discontinued Operations).

During the twelve months ended December 31, 2015, the Company recognized impairment charges of approximately $0.5 million and $0.1 million to write down the carrying value of its two office buildings located in Roswell, Georgia and one office building located in Rogers, Arkansas, respectively. The assets and liabilities of the office buildings are included in Assets and Liabilities Held for Sale as of December 31, 2015 , with all sales completed during 2016 (see Note 11 - Discontinued Operations).